Property, Plant and Equipment: (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	583,382	587,126
Accumulated Depreciation: Furniture and office equipment	(484,040)	(503,216)
Net: Furniture and office equipment	99,342	83,910
Cost: Transportation equipment	489,560	489,560
Accumulated Depreciation: Transportation equipment	(8,656)
Net: Transportation equipment	480,904	489,560
Cost: Leasehold improvements	39,185	39,185
Accumulated Depreciation: Leasehold improvements	(7,896)	(7,655)
Net: Leasehold improvements	31,289	31,530
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	13,139,661	13,143,405
Total accumulated depreciation property, plant and equipment	(500,592)	(510,871)
Total net property, plant and equipment	$ 12,639,069	$ 12,632,534